Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of gross carrying amounts included within goodwill and intangible assets, related accumulated amortization and the weighted-average amortization periods of intangible assets

	December 31, 2019
				Weighted-
				Average
	Gross Carrying	Accumulated	Net Carrying	Amortization
	Amount	Amortization	Amount	Period (Years)
Customer relationships	$120,000	$(110,169)	$9,831	6.0
License	750	(331)	419	10.0
Total intangible assets subject to amortization	$120,750	$(110,500)	$10,250

	December 31, 2018
				Weighted-
				Average
	Gross Carrying	Accumulated	Net Carrying	Amortization
	Amount	Amortization	Amount	Period (Years)
Customer relationships	$120,000	$(91,756)	$28,244	6.0
Licenses	3,368	(2,874)	494	5.6
Total intangible assets subject to amortization	$123,368	$(94,630)	$28,738

Schedule of aggregate amortization expense for intangible assets

	Year Ended December 31,
	2019	2018	2017
Amortization expense	$18,488	$26,163	$31,232

Schedule of estimated aggregate amortization expense

Amortization
Year ended December 31,	Expense
2020	$9,906
2021	75
2022	75
2023	75
2024	75